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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

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                                   FORM N-PX

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              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-09477

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                         VOYA VARIABLE INSURANCE TRUST
              (Exact name of registrant as specified in charter)

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                   7337 E. Doubletree Ranch Road, Suite 100
                             Scottsdale, AZ 85258
              (Address of principal executive offices) (Zip code)

      (Name and address of agent for service)           With copies to:

              Theresa K. Kelety, Esq.               Elizabeth J. Reza, Esq.
               Voya Investments, LLC                    Ropes & Gray LLP
      7337 E. Doubletree Ranch Road, Suite 100         Prudential Tower,
                Scottsdale, AZ 85258                  800 Boylston Street
                                                        Boston, MA 02199

      Registrant's telephone number, including area code: (800) 992-0180

                               -----------------

            Date of fiscal year end: December 31

            Date of reporting period: July 1, 2016 - June 30, 2017

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Item 1. Proxy Voting Record

******************************* FORM N-PX REPORT *******************************


ICA File Number: 811-09477
Reporting Period: 07/01/2016 - 06/30/2017
Voya Variable Insurance Trust


====================== VY(R) Goldman Sachs Bond Portfolio ======================


This portfolio had no proxy voting activity during the reporting period.



========== END N-PX REPORT

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                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VOYA VARIABLE INSURANCE TRUST

By:    /s/ Shaun P. Mathews
       -------------------------------------
       Shaun P. Mathews
       President and Chief Executive Officer

Date:  August 25, 2017